Cost of Revenues	12 Months Ended
Dec. 31, 2017
Disclosure of cost of revenues [Abstract]
Cost of Revenues
Note 23 - Cost of Revenues

Composition

	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
According to source of income:
Cost of revenues from equipment	763	674	645
Cost of revenues from services	2,000	2,028	2,035
	2,763	2,702	2,680
According to its components:
Cost of revenues from equipment	763	674	645

Rent and related expenses	332	321	281
Salaries and related expenses	265	241	224
Fees to communications operators	732	732	767
Cost of content and value added services	143	168	212
Depreciation and amortization	381	396	412
Royalties and fees	96	93	86
Other	51	77	53
Total cost of revenues from services	2,000	2,028	2,035
	2,763	2,702	2,680